S000026554 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	183 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Top 200 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.17%	8.70%	8.67%
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
iShares Russell Top 200 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.92%	8.48%	8.45%
Performance Inception Date					Sep. 22, 2009
iShares Russell Top 200 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.38%	7.93%	7.85%
iShares Russell Top 200 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.21%	6.59%	6.74%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.